Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 24,535	£ 24,680
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,529	14,446
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,152
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,509	5,082
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	62,259	58,129
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,112	50,962
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,875	2,482
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,364	712
Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	156
Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		12,347
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,461
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,886
UK | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,492	24,632
UK | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,486	14,399
UK | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,151
UK | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,509	5,082
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,928	50,484
UK | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,297	44,624
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,219	1,683
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	504	301
UK | Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	59
UK | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
UK | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,456
UK | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		642
UK | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		9,814
Europe | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Europe | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Europe | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,171	2,680
Europe | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	950	1,516
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	656	799
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	565	365
Europe | Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,487
Europe | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		435
Europe | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,052
US | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	550	855
US | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	469	849
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81	6
US | Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		130
US | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		130
US | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Rest of World | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest of World | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest of World | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,610	4,110
Rest of World | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,396	3,973
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	214	40
Rest of World | Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	97
Rest of World | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	0
Rest of World | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		274
Rest of World | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		254
Rest of World | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 20